Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Summary of Inventories

Inventories consisted of the following (in millions):

	As of December 31,
	2025	2024
Finished goods	$1,832.2	$1,771.7
Work in progress	181.0	175.1
Raw materials	273.2	288.5
Inventories	$2,286.4	$2,235.3